Janus Henderson Growth and Income Fund Expense Example, No Redemption - Class A C S I N R T Shares [Member] - Janus Henderson Growth and Income Fund	Sep. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 669
Expense Example, No Redemption, 3 Years	869
Expense Example, No Redemption, 5 Years	1,086
Expense Example, No Redemption, 10 Years	1,707
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	172
Expense Example, No Redemption, 3 Years	533
Expense Example, No Redemption, 5 Years	918
Expense Example, No Redemption, 10 Years	1,809
Class S
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	114
Expense Example, No Redemption, 3 Years	360
Expense Example, No Redemption, 5 Years	626
Expense Example, No Redemption, 10 Years	1,384
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	73
Expense Example, No Redemption, 3 Years	227
Expense Example, No Redemption, 5 Years	395
Expense Example, No Redemption, 10 Years	883
Class N
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	63
Expense Example, No Redemption, 3 Years	201
Expense Example, No Redemption, 5 Years	350
Expense Example, No Redemption, 10 Years	785
Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	139
Expense Example, No Redemption, 3 Years	447
Expense Example, No Redemption, 5 Years	776
Expense Example, No Redemption, 10 Years	1,708
Class T
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	89
Expense Example, No Redemption, 3 Years	278
Expense Example, No Redemption, 5 Years	482
Expense Example, No Redemption, 10 Years	$ 1,073